Basic and diluted net income per share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Schedule of calculation of basic and diluted net income per share
Basic and diluted net income per share for the years ended December 31, 2016, 2017 and 2018 are calculated as follows:

	For the year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB

Numerator:
Net income attrib utable to common shareholders of the Compa ny	1,523,918	2,493,235	1,641,958
Interest expenses of convertible notes	81,085	20,820	149
Numerator for diluted income per share	1,605,003	2,514,055	1,642,107

Denominator:
Denominator for basic calculation—weighted average number of Class A and Class B common shares outstanding	1,127,343,312	1,186,460,144	1,280,847,795
Dilutive effect of share options	684,455	376,918	94,254
Dilutive effect of restricted share units	15,816,362	11,598,378	12,966,689
Dilutive effect of convertible bonds	72,267,200	18,202,301	180,668
Denominator for diluted calculation	1,216,111,329	1,216,637,741	1,294,089,406

Basic net income per Class A and Class B common share	1.35	2.10	1.28
Diluted net income per Class A and Class B common share	1.32	2.07	1.27
Basic net income per ADS*	27.04	42.03	25.64
Diluted net income per ADS*	26.40	41.33	25.38

*	Each ADS represents 20 common shares.